Pension Plans (Details Narrative) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension plan, description	The plan allows for discretionary matching contributions by the Company, up to 4% of eligible annual compensation made by participants of the plan
Contribution to plan	$ 1,138	$ 1,347